PROPERTY AND EQUIPMENT, NET - Schedule of Property and Equipment,net (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property and equipment
Property and equipment, gross	€ 11,141	€ 9,778
Less: accumulated depreciation and amortization	(8,142)	(6,644)
Property and equipment, net	3,000	3,134
Equipment
Property and equipment
Property and equipment, gross	8,405	7,002
Furniture, fixture, and fittings and other
Property and equipment
Property and equipment, gross	€ 2,736	€ 2,776